Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Basic weighted average number of shares outstanding	451,524	450,088	451,221	449,800
Diluted weighted average number of shares outstanding	452,359	451,203	452,123	450,869
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	484	696	551	707
Share purchase warrants [member]
Earnings per share [line items]
Effect of dilutive securities		68
Restricted stock units [member]
Earnings per share [line items]
Effect of dilutive securities	351	351	351	362